Short-Term Investments (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Proceeds	$ (72,572,216)	$ (192,022,189)
Costs	71,492,241	192,785,066
Gains	(64,596)	870,200
Exchange difference	71,601	(27,195)
Available-for-sale securities [Member]
Schedule of Investments [Line Items]
Proceeds	(72,572,216)	(192,022,189)
Costs	71,492,241	192,785,066
Gains	(64,596)	870,200
Exchange difference	$ 71,601	$ (27,195)